Investments accounted for using equity method (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 139,746,921	$ 149,593,180	$ 140,926,012
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	1,813,524	1,743,988
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 137,933,397	147,849,192
Cerveceria Austral Sa [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 14,909,658	12,650,998
Central Cervecera De Colombia Sas [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 17,676,953	19,793,183
Zona Franca Central Cervecera S A S [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 105,346,786	106,768,550
Aguas De Origen S A [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method		8,636,461
Aguas Danone De Argentina SA [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	49.00%
Investments accounted for using equity method	$ 917,067	880,815
Other Companies [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 896,457	$ 863,173